Fees Summary	Aug. 08, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 252,000.00
Previously Paid Amount	0.00
Total Fee Amount	38.58
Total Offset Amount	0.00
Net Fee	38.58
Narrative - Max Aggregate Offering Price	$ 252,000.00
Final Prospectus	true